Employee Benefits - Employee Benefit Costs (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Stock compensation expense	$ 56	$ 45	$ 34